Financial Instruments - Summary of Debt and Related Derivative Instruments (Detail) - USD ($) $ in Millions		Jun. 30, 2023	Dec. 31, 2022
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Derivative Instruments (Asset)		$ (62)	$ (42)
Long-term portion		3,141	3,114
Derivative instrument asset, long-term portion		(62)	(42)
Current portion		2,440	1,647
At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Derivative Instruments (Asset)		(62)	(42)
2.239% Notes, due 2025 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Derivative Instruments (Asset)		(62)	(42)
2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Derivative Instruments (Asset)		(62)	(42)
Primary debt instruments [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		5,581	4,761
Long-term portion		3,141	3,114
Current portion		2,440	1,647
Primary debt instruments [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		5,417	4,598
Primary debt instruments [member] | 2.239% Notes, due 2025 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		1,056	1,030
Primary debt instruments [member] | 2.239% Notes, due 2025 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		998	972
Primary debt instruments [member] | 4.30% notes, due 2023 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		600	599
Primary debt instruments [member] | 4.30% notes, due 2023 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		597	594
Primary debt instruments [member] | 3.85% Notes, due 2024 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings	[1]	241	241
Primary debt instruments [member] | 3.85% Notes, due 2024 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings	[1]	235	235
Primary debt instruments [member] | 3.35% notes, due 2026 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		498	497
Primary debt instruments [member] | 3.35% notes, due 2026 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		474	473
Primary debt instruments [member] | 4.50% Notes, due 2043 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings	[1]	116	116
Primary debt instruments [member] | 4.50% Notes, due 2043 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings	[1]	89	89
Primary debt instruments [member] | 5.65% notes, due 2043 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		342	342
Primary debt instruments [member] | 5.65% notes, due 2043 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		323	324
Primary debt instruments [member] | 5.50% debentures, due 2035 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		396	396
Primary debt instruments [member] | 5.50% debentures, due 2035 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		377	379
Primary debt instruments [member] | 5.85% debentures, due 2040 [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		492	492
Primary debt instruments [member] | 5.85% debentures, due 2040 [member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		480	482
Primary debt instruments [member] | Commercial paper [Member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		1,840	1,048
Primary debt instruments [member] | Commercial paper [Member] | At fair value [member]
Disclosure Of Summary Of Debt And Related Derivative Instruments [line items]
Borrowings		$ 1,844	$ 1,050

[1]	Notes were partially redeemed in October 2018.